Investment in and advances to GLDH (Details Narrative)	1 Months Ended					12 Months Ended
	Jul. 16, 2019 shares	Nov. 30, 2018 shares	Nov. 29, 2018 shares	Nov. 28, 2018 USD ($) shares	Nov. 28, 2018 CAD ($) shares	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Oct. 04, 2019 $ / shares	Sep. 12, 2019 $ / shares	Aug. 12, 2019 $ / shares	May 28, 2019 $ / shares	Nov. 28, 2018 $ / shares
Schedule of Investments [Line Items]
Maximum number of common shares	7,333	3,206,160
Maximum consideration | $						$ 15,088,414	$ 5,026,494
Warrants price per share | $ / shares								$ 0.90	$ 0.66	$ 0.66
David Barakett | Binding interim agreement
Schedule of Investments [Line Items]
Percentage of issued and outstanding common shares				100.00%
Common shares of VWAP | $ / shares												$ 0.7439
USD/CAD exchange rate				1.3296
Maximum number of common shares				11,255,899	11,255,899
Maximum consideration				$ 6,297,580	$ 8,373,263
Senior secured convertible note | $				$ 5,200,000
Interest rate per annum				20.00%
David Barakett | Binding interim agreement | Eligibility condition one
Schedule of Investments [Line Items]
Issuance of Earn Out shares				5,627,950	5,627,950
Issuance of Earn Out shares, percentage				50.00%	50.00%
David Barakett | Binding interim agreement | Eligibility condition two
Schedule of Investments [Line Items]
Revenue | $				$ 3,300,000
Issuance of Earn Out shares				4,502,360	4,502,360
Issuance of Earn Out shares, percentage				40.00%	40.00%
David Barakett | Binding interim agreement | Eligibility condition three
Schedule of Investments [Line Items]
Issuance of Earn Out shares				1,125,589	1,125,589
Issuance of Earn Out shares, percentage				10.00%	10.00%
Australis
Schedule of Investments [Line Items]
Maximum number of common shares			1,105,083
Warrants price per share | $ / shares											$ 0.50
Australis | Loan agreement
Schedule of Investments [Line Items]
Loan, face amount | $				$ 4,000,000
Common stock, shares exercised				3,206,160	3,206,160
Warrant exercised				3,206,160	3,206,160
Warrants price per share | $ / shares												$ 0.50
Aggregate proceeds of common shares and warrants | $				$ 1,200,000